Cash and Cash Equivalents and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2019
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents and Restricted Cash

	June 30,2019	December 31,2018
Cash on hand and at banks	$15,156	$16,958

Reconciliation of Cash and Cash Equivalents and Restricted Cash

	June 30, 2019	December 31, 2018
Reconciliation of cash and cash equivalents and restricted cash:
Current assets:
Cash and cash equivalents	15,156	16,958
Restricted cash	1,699	1,934
Total cash and cash equivalents and restricted cash	$16,855	$18,892